Marketable securities - Disclosure of detailed information about marketable securities (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Marketable Securities [Abstract]
Number of shares issued for marketable securities, beginning balance		813,200	0
Marketable securities, beginning balance		$ 2,683,560	$ 0
Number of shares received on sale of net smelter return royalty	1,125,000		1,125,000
Received on sale of net smelter return royalty	$ 8,325,000		$ 8,325,000
Number of shares issued for sale of securities		(813,200)	(311,800)
Sale of securities		$ (6,017,680)	$ (2,307,320)
Fair market value adjustment		$ 3,334,120	$ (3,334,120)
Number of shares issued for marketable securities, ending balance		0	813,200
Marketable securities, ending balance		$ 0	$ 2,683,560